UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

CLEARBRIDGE ALL CAP GROWTH ETF

FORM N-Q

DECEMBER 31, 2017

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill Inc.	1,450	$419,094	*
Yum China Holdings Inc.	15,710	628,714

Total Hotels, Restaurants & Leisure		1,047,808

Internet & Direct Marketing Retail - 4.1%
Amazon.com Inc.	1,482	1,733,155	*
Liberty Interactive Corp. QVC Group, Class A Shares	19,560	477,655	*
Liberty Ventures, Series A Shares	1,560	84,614	*

Total Internet & Direct Marketing Retail		2,295,424

Media - 7.2%
AMC Networks Inc., Class A Shares	3,240	175,219	*
Comcast Corp., Class A Shares	57,720	2,311,686
Discovery Communications Inc., Class A Shares	10,080	225,590	*
Liberty Broadband Corp., Class A Shares	360	30,618	*
Liberty Broadband Corp., Class C Shares	680	57,909	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	600	19,632	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	920	31,427	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	2,560	101,530	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	5,120	203,059	*
Lions Gate Entertainment Corp., Class B Shares	3,960	125,690	*
Walt Disney Co.	6,480	696,665

Total Media		3,979,025

Specialty Retail - 1.7%
Home Depot Inc.	5,000	947,650

TOTAL CONSUMER DISCRETIONARY		8,269,907

CONSUMER STAPLES - 4.9%
Beverages - 1.8%
Anheuser-Busch InBev SA/NV, ADR	6,440	718,447
Coca-Cola Co.	6,714	308,038

Total Beverages		1,026,485

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	2,452	456,366
CVS Health Corp.	11,200	812,000

Total Food & Staples Retailing		1,268,366

Food Products - 0.8%
McCormick & Co. Inc., Non Voting Shares	4,112	419,054

TOTAL CONSUMER STAPLES		2,713,905

ENERGY - 5.4%
Energy Equipment & Services - 2.9%
National-Oilwell Varco Inc.	9,680	348,674
Schlumberger Ltd.	10,440	703,551
Weatherford International PLC	139,880	583,300	*

Total Energy Equipment & Services		1,635,525

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	15,160	$813,183
Pioneer Natural Resources Co.	3,198	552,774

Total Oil, Gas & Consumable Fuels		1,365,957

TOTAL ENERGY		3,001,482

FINANCIALS - 3.7%
Capital Markets - 2.6%
BlackRock Inc.	1,612	828,100
Charles Schwab Corp.	12,200	626,714

Total Capital Markets		1,454,814

Consumer Finance - 1.1%
American Express Co.	6,360	631,612

TOTAL FINANCIALS		2,086,426

HEALTH CARE - 21.4%
Biotechnology - 9.3%
Alexion Pharmaceuticals Inc.	3,840	459,226	*
Biogen Inc.	6,200	1,975,134	*
Bioverativ Inc.	2,000	107,840	*
Celgene Corp.	7,840	818,183	*
ImmunoGen Inc.	8,286	53,113	*
Ionis Pharmaceuticals Inc.	8,560	430,568	*
Regeneron Pharmaceuticals Inc.	1,240	466,190	*
Vertex Pharmaceuticals Inc.	5,600	839,216	*

Total Biotechnology		5,149,470

Health Care Equipment & Supplies - 1.4%
Dentsply Sirona Inc.	7,520	495,042
Medtronic PLC	3,600	290,700

Total Health Care Equipment & Supplies		785,742

Health Care Providers & Services - 5.6%
UnitedHealth Group Inc.	14,240	3,139,350

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc.	3,680	698,758

Pharmaceuticals - 3.8%
Allergan PLC	4,360	713,209
Johnson & Johnson	4,760	665,067
Zoetis Inc.	10,120	729,045

Total Pharmaceuticals		2,107,321

TOTAL HEALTH CARE		11,880,641

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.6%
L3 Technologies Inc.	4,640	918,024
Rockwell Collins Inc.	4,070	551,973

Total Aerospace & Defense		1,469,997

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	5,480	$652,942

Building Products - 1.1%
Johnson Controls International PLC	16,200	617,382

Construction & Engineering - 1.0%
Fluor Corp.	10,320	533,028

Industrial Conglomerates - 1.3%
Honeywell International Inc.	4,746	727,847

Machinery - 0.6%
Pentair PLC	4,960	350,275

Trading Companies & Distributors - 1.4%
NOW Inc.	9,840	108,535	*
W. W. Grainger Inc.	2,840	670,950

Total Trading Companies & Distributors		779,485

TOTAL INDUSTRIALS		5,130,956

INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 1.0%
Palo Alto Networks Inc.	3,640	527,582	*

Electronic Equipment, Instruments & Components - 2.7%
Dolby Laboratories Inc., Class A Shares	7,800	483,600
TE Connectivity Ltd.	10,600	1,007,424

Total Electronic Equipment, Instruments & Components		1,491,024

Internet Software & Services - 9.2%
Akamai Technologies Inc.	14,120	918,365	*
Alphabet Inc., Class A Shares	680	716,312	*
Alphabet Inc., Class C Shares	1,040	1,088,256	*
eBay Inc.	11,320	427,217	*
Facebook Inc., Class A Shares	5,360	945,826	*
LogMeIn Inc.	1,040	119,080
Twitter Inc.	38,240	918,142	*

Total Internet Software & Services		5,133,198

IT Services - 3.6%
PayPal Holdings Inc.	11,680	859,881	*
Visa Inc., Class A Shares	9,840	1,121,957

Total IT Services		1,981,838

Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Ltd.	2,720	698,768
Cree Inc.	7,040	261,465	*
Texas Instruments Inc.	5,720	597,397

Total Semiconductors & Semiconductor Equipment		1,557,630

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
Software - 11.5%
Adobe Systems Inc.		4,880	$855,171	*
Autodesk Inc.		6,600	691,878	*
Citrix Systems Inc.		10,440	918,720	*
Microsoft Corp.		14,880	1,272,835
Nuance Communications Inc.		11,360	185,736	*
Oracle Corp.		10,948	517,622
Red Hat Inc.		7,000	840,700	*
Splunk Inc.		6,570	544,259	*
VMware Inc., Class A Shares		4,440	556,421	*

Total Software			6,383,342

Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc.		3,200	541,536
Seagate Technology PLC		16,280	681,155
Western Digital Corp.		5,160	410,375

Total Technology Hardware, Storage & Peripherals			1,633,066

TOTAL INFORMATION TECHNOLOGY			18,707,680

MATERIALS - 4.0%
Chemicals - 1.9%
Ecolab Inc.		4,880	654,799
Monsanto Co.		3,362	392,614

Total Chemicals			1,047,413

Metals & Mining - 2.1%
Freeport-McMoRan Inc.		36,320	688,627	*
Nucor Corp.		7,800	495,924

Total Metals & Mining			1,184,551

TOTAL MATERIALS			2,231,964

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $50,580,078)			54,022,961

	RATE
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $1,543,307)	1.157%	1,543,307	1,543,307

TOTAL INVESTMENTS - 100.0% (Cost - $52,123,385)			55,566,268
Other Assets in Excess of Liabilities - 0.0%			16,398

TOTAL NET ASSETS - 100.0%			$55,582,666

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term capital appreciation through investing in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$54,022,961	—	—	$54,022,961

Short-Term Investments†	1,543,307	—	—	1,543,307

Total Investments	$55,566,268	—	—	$55,566,268

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018